Related Party Transactions (Details 3 - Textuals) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 14, 2021	Jul. 31, 2021	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 01, 2022
Related Party Transaction [Line Items]
Allocated corporate costs (income)				$ (2,101,356)	$ (16,701,385)
Capital contribution				0	14,262,533	$ 9,028,789
Transaction Cost Incurred which Related to Impact to Statement of Operations					2,400,000
Outstanding related party payable				12,625,243	8,642,340
Related party transaction, incurred cost from transactions with related party				39,485,512
Outstanding related party receivable				82,854,087	220,000
Transaction Costs Recognized as Expense Directly Related			$ 15,100,000	21,400,000	6,300,000
Zanite Acquisition Corp [Member]
Related Party Transaction [Line Items]
Transaction Cost Reimbursed				22,200,000
Master Service Agreement [Member]
Related Party Transaction [Line Items]
Outstanding related party payable				11,080,688
Related party transaction, incurred cost from transactions with related party				$ 38,588,166
Service agreement fees and expenses settlement days				45 days
Shared Service Agreement [Member]
Related Party Transaction [Line Items]
Outstanding related party payable				$ 370,899
Related party transaction, incurred cost from transactions with related party				$ 897,346
Service agreement fees and expenses settlement days				45 days
Shared Service Agreement [Member] | Parent Company [Member]
Related Party Transaction [Line Items]
Period of service agreement term	15 years
Minimum [Member]
Related Party Transaction [Line Items]
Proceeds from Contributions from related party		$ 355,000,000
Selling, General and Administrative Expenses
Related Party Transaction [Line Items]
Allocated corporate costs (income)				$ (1,422,063)	(4,528,892)
ERJ
Related Party Transaction [Line Items]
Outstanding related party payable				11,347,799	0
Outstanding related party receivable				190,518	220,000
ERJ | 2022 Stock Incentive Plan
Related Party Transaction [Line Items]
Outstanding related party receivable				190,518
ERJ | Master Service Agreement [Member]
Related Party Transaction [Line Items]
Period of service agreement renewal term	1 year
ERJ | Selling, General and Administrative Expenses
Related Party Transaction [Line Items]
Capital contribution		$ 15,000,000
Atech
Related Party Transaction [Line Items]
Outstanding related party payable				136,036	0
Outstanding related party receivable				13,194	0
Atech | Master Service Agreement [Member]
Related Party Transaction [Line Items]
Period of service agreement term	15 years
Embraer Aircraft Holding Inc. ("EAH")
Related Party Transaction [Line Items]
Outstanding related party payable				655,519	8,642,340
Outstanding related party receivable				$ 82,650,375	$ 0
Principal amount of loans receivable							$ 81,000,000
Loans receivable, Annual interest rate							4.89%